Exhibit 99.1

World Omni Auto Receivables Trust 2019-C

Monthly Servicer Certificate

July 31, 2023

Dates Covered
Collections Period	07/01/23 - 07/31/23
Interest Accrual Period	07/17/23 - 08/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/23	131,524,848.36	13,672
Yield Supplement Overcollateralization Amount 06/30/23	1,729,194.12	0
Receivables Balance 06/30/23	133,254,042.48	13,672
Principal Payments	8,119,167.71	273
Defaulted Receivables	111,699.24	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/23	1,553,331.38	0
Pool Balance at 07/31/23	123,469,844.15	13,390

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.11%
Prepayment ABS Speed	1.00%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	2,266,906.36	169
Past Due 61-90 days	509,758.54	36
Past Due 91-120 days	126,165.54	11
Past Due 121+ days	0.00	0
Total	2,902,830.44	216

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.51%
Delinquency Trigger Occurred	NO

Recoveries	87,043.52
Aggregate Net Losses/(Gains) - July 2023	24,655.72
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.22%
Prior Net Losses/(Gains) Ratio	-0.36%
Second Prior Net Losses/(Gains) Ratio	-0.05%
Third Prior Net Losses/(Gains) Ratio	-0.09%
Four Month Average	-0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.84%
Weighted Average Contract Rate, Yield Adjusted	6.25%
Weighted Average Remaining Term	22.30

Flow of Funds	$ Amount
Collections	8,738,262.25
Investment Earnings on Cash Accounts	12,849.84
Servicing Fee	(111,045.04)
Transfer to Collection Account	-
Available Funds	8,640,067.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	131,146.74
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	2,655,323.36
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	362,116.10

Total Distributions of Available Funds	8,640,067.05

Servicing Fee	111,045.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 07/17/23	126,125,167.51
Principal Paid	8,055,004.21
Note Balance @ 08/15/23	118,070,163.30

Class A-1
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-2a
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-2b
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-3
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-4
Note Balance @ 07/17/23	77,525,167.51
Principal Paid	8,055,004.21
Note Balance @ 08/15/23	69,470,163.30
Note Factor @ 08/15/23	86.5132793%

Class B
Note Balance @ 07/17/23	32,400,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	32,400,000.00
Note Factor @ 08/15/23	100.0000000%

Class C
Note Balance @ 07/17/23	16,200,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	16,200,000.00
Note Factor @ 08/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	222,946.74
Total Principal Paid	8,055,004.21
Total Paid	8,277,950.95

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.03000%
Interest Paid	131,146.74
Principal Paid	8,055,004.21
Total Paid to A-4 Holders	8,186,150.95

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2069630
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.4775157
Total Distribution Amount	7.6844787

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.6332097
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	100.3113849
Total A-4 Distribution Amount	101.9445946

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	329.65
Noteholders' Principal Distributable Amount	670.35

Account Balances	$ Amount
Reserve Account
Balance as of 07/17/23	2,699,840.43
Investment Earnings	11,611.59
Investment Earnings Paid	(11,611.59)
Deposit/(Withdrawal)	-
Balance as of 08/15/23	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$624,834.37	$592,256.33	$664,352.81
Number of Extensions	52	47	54
Ratio of extensions to Beginning of Period Receivables Balance	0.47%	0.42%	0.44%